Organization and Principal Activities - Additional Information (Detail)	12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Leased Hotels Hotel	Dec. 31, 2011 Leased Hotels Hotel	Dec. 31, 2012 Manachised Hotels Hotel	Dec. 31, 2011 Manachised Hotels Hotel	Dec. 31, 2012 Franchised Hotels Hotel	Dec. 31, 2011 Franchised Hotels Hotel	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Lease rent holiday period								2 months	6 months
Number of hotels		465	344	516	295	54
Term of Franchise Agreement	8 years